UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09153

Eaton Vance New York Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report May 31, 2007

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2007

TABLE OF CONTENTS

Investment Update	2

Lipper Rankings	3

Performance Information and Portfolio Composition

California Municipal Income Trust	4
Florida Municipal Income Trust	5
Massachusetts Municipal Income Trust	6
Michigan Municipal Income Trust	7
New Jersey Municipal Income Trust	8
New York Municipal Income Trust	9
Ohio Municipal Income Trust	10
Pennsylvania Municipal Income Trust	11

Financial Statements	12

Other Matters	69

Dividend Reinvestment Plan	70

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	72

Investment Management	75

Eaton Vance Municipal Income Trusts as of May 31, 2007

INVESTMENT UPDATE

Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the American Stock Exchange, which are designed to provide current income exempt from regular federal income tax and state personal income taxes, as applicable. This income is earned by investing primarily in investment-grade municipal securities.

Economic and Market Conditions

First quarter economic growth rose 0.6% following the 2.5% growth rate achieved in the fourth quarter of 2006. The housing sector continued to struggle, with the subprime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher.  Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Away from housing and autos, the economy appears to be slowing but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Fed is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At May 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose during the first five months of 2007, resulting in underperformance of the municipal sector. On May 31, 2007, long-term AAA-rated municipal bonds yielded 86.6% of yields on U.S. Treasury bonds with similar maturities.*

For the six months ended May 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 0.30%. For more information about each Trust’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Trusts invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past two years — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned. However, given the leveraged nature of the Trusts, rising short-term rates have increased the distributions paid to holders of Auction Preferred Shares. As these costs have risen, the net income available to common shareholders generated by the Trusts has declined. Please see the Performance Information and Portfolio Composition pages that follow for a description of each Trust’s leverage as of May 31, 2007.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and continued growth in the labor market, Trust management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Trust management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Trusts’ returns during the period.

*	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust’s yield.
†

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Municipal Income Trusts as of May 31, 2007

LIPPER RANKINGS

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 5/31/07

TRUST	1-YEAR	3-YEAR	5-YEAR

CALIFORNIA MUNICIPAL INCOME TRUST	1ST	2ND	1ST
CALIFORNIA MUNICIPAL DEBT FUNDS CLASSIFICATION	5 of 24	7 of 24	3 of 21

FLORIDA MUNICIPAL INCOME TRUST	1ST	2ND	2ND
FLORIDA MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 16	6 of 16	3 of 12

MASSACHUSETTS MUNICIPAL INCOME TRUST	1ST	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	4 of 46	4 of 46	1 of 37

MICHIGAN MUNICIPAL INCOME TRUST	2ND	2ND	2ND
MICHIGAN MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 7	2 of 7	2 of 6

NEW JERSEY MUNICIPAL INCOME TRUST	1ST	2ND	2ND
NEW JERSEY MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 13	4 of 13	3 of 12

NEW YORK MUNICIPAL INCOME TRUST	1ST	2ND	1ST
NEW YORK MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 18	6 of 18	2 of 15

OHIO MUNICIPAL INCOME TRUST	2ND	1ST	1ST
OTHER STATES MUNICIPAL DEBT FUNDS CLASSIFICATION	16 of 46	6 of 46	3 of 37

PENNSYLVANIA MUNICIPAL INCOME TRUST	1ST	1ST	1ST
PENNSYLVANIA MUNICIPAL DEBT FUNDS CLASSIFICATION	2 of 9	2 of 9	1 of 8

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Eaton Vance California Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	CEV

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	5.64%
One Year	8.48
Five Years	7.95
Life of Trust (1/29/99)	6.55

Average Annual Total Returns (by net asset value)
Six Months	-1.05%
One Year	6.79
Five Years	8.84
Life of Trust (1/29/99)	6.83

Market Yields

Market Yield(2)	4.35	%(4)
Taxable Equivalent Market Yield(3)	7.38

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper California Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.38%
One Year	5.88
Five Years	6.86
Life of Trust (1/31/99)	5.58

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(7),(8)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA–:

AAA	46.6%
AA	6.7%
A	27.3%
BBB	9.8%
Not Rated	9.6%

Trust Statistics(8),(9)

• Number of Issues:	92
• Average Maturity:	22.8	years
• Average Effective Maturity:	10.1	years
• Average Call Protection:	7.6	years
• Leverage:**	34%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.000833 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 24, 21 and 13 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Florida Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	FEV

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	3.75%
One Year	11.91
Five Years	6.87
Life of Trust (1/29/99)	5.62

Average Annual Total Returns (by net asset value)
Six Months	0.17%
One Year	6.36
Five Years	8.02
Life of Trust (1/29/99)	6.55

Market Yields

Market Yield(2)	4.56	%(4)
Taxable Equivalent Market Yield(3)	7.02

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper Florida Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.45%
One Year	4.91
Five Years	6.10
Life of Trust (1/31/99)	5.15

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(7),(8)

By total investments

*      The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA:

AAA	63.3%
AA	6.4%
A	12.7%
BBB	2.1%
BB	0.6%
Not Rated	14.9%

Trust Statistics(8),(9)

• Number of Issues:	88
• Average Maturity:	24.8	years
• Average Effective Maturity:	8.0	years
• Average Call Protection:	5.9	years
• Leverage:**	35%

**   The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.001667 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification (closed-end) contained 16, 16, 12 and 10 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	MMV

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	1.73%
One Year	0.07
Five Years	6.16
Life of Trust (1/29/99)	5.80

Average Annual Total Returns (by net asset value)
Six Months	-0.95%
One Year	6.48
Five Years	8.63
Life of Trust (1/29/99)	6.48

Market Yields

Market Yield(2)	4.30%
Taxable Equivalent Market Yield(3)	6.99

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.64%
One Year	5.25
Five Years	6.68
Life of Trust (1/31/99)	5.62

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6),(7)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA-:

AAA	46.8%
AA	16.4%
A	18.8%
BBB	10.5%
BB	1.1%
Not Rated	6.4%

Trust Statistics(7),(8)

• Number of Issues:	60
• Average Maturity:	27.8	years
• Average Effective Maturity:	14.2	years
• Average Call Protection:	9.1	years
• Leverage:**	34%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 37 and 20 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(8) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	EMI

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	4.11%
One Year	10.37
Five Years	6.28
Life of Trust (1/29/99)	5.50

Average Annual Total Returns (by net asset value)
Six Months	-0.61%
One Year	5.90
Five Years	7.27
Life of Trust (1/29/99)	6.03

Market Yields

Market Yield(2)	4.64	%(4)
Taxable Equivalent Market Yield(3)	7.43

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper Michigan Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.85%
One Year	5.21
Five Years	6.28
Life of Trust (1/31/99)	5.49

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7),(8)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA:

AAA	55.3%
AA	12.8%
A	13.2%
BBB	12.5%
BB	1.2%
CCC	1.3%
Not Rated	3.7%

Trust Statistics(8),(9)

• Number of Issues:	52
• Average Maturity:	22.4	years
• Average Effective Maturity:	6.1	years
• Average Call Protection:	4.9	years
• Leverage:**	36%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.002500 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 7, 7, 6, and 5 funds for the 6-month, 1-year, 5-year, and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	EVJ

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	2.75%
One Year	5.00
Five Years	7.33
Life of Trust (1/29/99)	6.30

Average Annual Total Returns (by net asset value)
Six Months	-0.51%
One Year	8.94
Five Years	8.83
Life of Trust (1/29/99)	6.80

Market Yields

Market Yield(2)	4.46	%(4)
Taxable Equivalent Market Yield(3)	7.54

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper New Jersey Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.68%
One Year	6.04
Five Years	6.96
Life of Trust (1/31/99)	5.63

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(7),(8)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is A+:

AAA	42.8%
A	17.5%
BBB	32.6%
BB	0.2%
B	1.5%
Not Rated	5.4%

Trust Statistics(8),(9)

• Number of Issues:	66
• Average Maturity:	24.2	years
• Average Effective Maturity:	9.3	years
• Average Call Protection:	7.5	years
• Leverage:**	32%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.005417 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 13, 13, 12 and 8 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New York Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	EVY

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	3.32%
One Year	9.35
Five Years	8.08
Life of Trust (1/29/99)	6.90

Average Annual Total Returns (by net asset value)
Six Months	-0.75%
One Year	7.13
Five Years	8.74
Life of Trust (1/29/99)	7.06

Market Yields

Market Yield(2)	4.60	%(4)
Taxable Equivalent Market Yield(3)	7.60

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper New York Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.31%
One Year	5.51
Five Years	6.71
Life of Trust (1/31/99)	5.46

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(7),(8)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is A+:

AAA	32.4%
AA	21.8%
A	21.7%
BBB	9.2%
BB	1.0%
B	1.7%
Not Rated	12.2%

Trust Statistics(8),(9)

• Number of Issues:	69
• Average Maturity:	23.6	years
• Average Effective Maturity:	10.7	years
• Average Call Protection:	7.7	years
• Leverage:**	33%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.001667 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 18, 18, 15 and 8 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	EVO

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	4.01%
One Year	7.68
Five Years	6.48
Life of Trust (1/29/99)	5.87

Average Annual Total Returns (by net asset value)
Six Months	-0.55%
One Year	5.61
Five Years	8.00
Life of Trust (1/29/99)	6.20

Market Yields

Market Yield(2)	4.52	%(4)
Taxable Equivalent Market Yield(3)	7.52

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper Other States Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.64%
One Year	5.25
Five Years	6.68
Life of Trust (1/31/99)	5.62

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7),(8)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA:

AAA	56.9%
AA	13.9%
A	17.2%
BBB	4.2%
B	2.1%
Not Rated	5.7%

Trust Statistics(8),(9)

• Number of Issues:	66
• Average Maturity:	22.0	years
• Average Effective Maturity:	7.3	years
• Average Call Protection:	6.4	years
• Leverage:**	35%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.003333 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46, 37 and 20 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 5/31/07(1)

AMEX Symbol	EVP

Average Annual Total Returns (by share price, American Stock Exchange)
Six Months	1.94%
One Year	5.21
Five Years	7.61
Life of Trust (1/29/99)	5.62

Average Annual Total Returns (by net asset value)
Six Months	0.64%
One Year	6.94
Five Years	8.00
Life of Trust (1/29/99)	6.26

Market Yields

Market Yield(2)	4.62	%(4)
Taxable Equivalent Market Yield(3)	7.33

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.30%
One Year	4.84
Five Years	4.94
Life of Trust (1/31/99)	4.96

Lipper Averages(6)

Lipper Pennsylvania Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.43%
One Year	5.53
Five Years	6.74
Life of Trust (1/31/99)	5.75

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution*(7),(8)

By total investments

*                 The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2007, is as follows, and the average rating is AA:

AAA	56.6%
AA	14.3%
A	11.7%
BBB	6.9%
BB	1.8%
CCC	2.5%
Not Rated	6.2%

Trust Statistics(8),(9)

• Number of Issues:	69
• Average Maturity:	21.9	years
• Average Effective Maturity:	7.3	years
• Average Call Protection:	5.3	years
• Leverage:**	34%

**          The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s total assets excluding assets deemed held pursuant to FAS Statement No. 140. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) The dividend declared on June 29, 2007, reflects a reduction of the monthly dividend of $0.002917 per share.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 9, 8 and 5 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 5/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(8) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

(9) As of 5/31/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1B to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance California Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.4%
Principal Amount (000's omitted)	Security	Value
Education — 15.7%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,039,480
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,867,781
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	514,770
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,999,054
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,053,200
4,790	California Educational Facilities Authority, (University of Southern California), 4.75%, 10/1/37	4,901,751
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,578,350
		$17,954,386
Electric Utilities — 3.4%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,586,750
300	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/25(1)(2)	339,465
900	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/37(1)(2)	1,002,816
		$3,929,031
Escrowed / Prerefunded — 2.5%
$1,080	California, Prerefunded to 4/1/12, 5.25%, 4/1/30	$1,149,725
1,590	Tahoe Forest, Hospital District, Prerefunded to 7/1/09, 5.85%, 7/1/22	1,685,527
		$2,835,252
General Obligations — 6.7%
$4,000	California, 4.50%, 8/1/30	$3,890,320
20	California, 5.25%, 4/1/30	21,061
3,500	California, 5.50%, 11/1/33	3,771,845
		$7,683,226
Hospital — 25.6%
$4,200	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$4,272,324
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	785,017

Principal Amount (000's omitted)	Security	Value
Hospital — (continued)
$3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	$3,965,949
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,781,535
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	860,149
3,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,196,255
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,724,035
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,830,727
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,595,340
1,500	Duarte, Hope National Medical Center, (City of Hope), 5.25%, 4/1/24	1,535,580
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,026,440
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	428,958
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,096,920
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,071,200
2,000	Washington Township Hospital Health Care District, 5.25%, 7/1/29	2,043,860
		$29,214,289
Housing — 1.1%
$747	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$803,804
431	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	460,342
		$1,264,146
Industrial Development Revenue — 2.2%
$2,500	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	$2,455,150
		$2,455,150
Insured-Education — 5.7%
$3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	$3,361,789
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,118,050
		$6,479,839

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 9.1%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,383,315
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,653,850
3,625	Los Angeles Department of Water and Power, Power System Revenues, (FSA), 4.625%, 7/1/37	3,636,999
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.495%, 7/1/16(1)(2)	671,720
		$10,345,884
Insured-Escrowed / Prerefunded — 6.1%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,223,393
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/30	2,633,075
1,995	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,100,589
		$6,957,057
Insured-General Obligations — 17.4%
$1,650	California, RITES, (AMBAC), Variable Rate, 7.694%, 5/1/26(1)(2)	$1,953,963
7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	1,695,750
4,825	Coast Community College District, (FSA), 0.00%, 8/1/35	1,107,241
2,500	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(1)(2)	2,883,450
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(3)	5,513,840
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,136,650
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,530,672
		$19,821,566
Insured-Hospital — 6.3%
$3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(4)	$3,308,640
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(3)	3,911,317
		$7,219,957
Insured-Lease Revenue / Certificates of Participation — 7.8%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,212,390
10,750	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,687,538
		$8,899,928

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.8%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,798,950
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,607,840
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	853,425
1,500	San Francisco City and County Airports Commission, (FGIC), (AMT), Variable Rate, 7.014%, 5/1/30(1)(2)	1,588,410
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,240,000
		$10,088,625
Insured-Water and Sewer — 2.2%
$2,700	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (MBIA), 4.25%, 7/1/32	$2,544,777
		$2,544,777
Insured-Water Revenue — 5.3%
$4,400	Los Angeles, Department of Water and Power, Water Revenue, (MBIA), 3.00%, 7/1/30	$3,423,596
2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	2,575,665
		$5,999,261
Lease Revenue / Certificates of Participation — 3.9%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,435,800
		$4,435,800
Other Revenue — 5.1%
$385	California Infrastructure & Economic Development Bank, (Performing Arts Center of Los Angeles County), 5.00%, 12/1/32	$398,198
580	California Infrastructure & Economic Development Bank, (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37	598,908
1,425	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	1,525,178
3,350	Golden State Tobacco Securitization Corp., 5.125%, 6/1/47	3,330,235
		$5,852,519
Senior Living / Life Care — 0.8%
$175	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.75%, 11/15/26	$171,406

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — (continued)
$700	California Statewide Communities Development Authority, (Presbyterian Senior Living), 4.875%, 11/15/36	$693,497
		$864,903
Special Tax Revenue — 17.2%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,509,330
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	287,545
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	461,339
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,668,014
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	200,498
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	500,880
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,650,722
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	508,865
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,365,735
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	429,164
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	766,605
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,546,469
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,031,377
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	728,805
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,386,189
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,588,605
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,780
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	501,485
250	Temecula Unified School District, 5.00%, 9/1/27	253,403
400	Temecula Unified School District, 5.00%, 9/1/37	400,704
500	Turlock Public Financing Authority, 5.45%, 9/1/24	512,995
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,036,840
		$19,586,349
Transportation — 1.0%
$1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,190,077
		$1,190,077

		Value
Water and Sewer — 3.5%
$3,840	East Bay Municipal Utility District, 5.00%, 6/1/37	$4,048,627
		$4,048,627
Total Tax-Exempt Investments — 157.4% (identified cost $171,124,853)		$179,670,649
Other Assets, Less Liabilities — (5.7)%		$(6,471,408)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.7)%		$(59,026,667)
Net Assets Applicable to Common Shares — 100.0%		$114,172,574

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 43.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 18.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $9,965,002 or 8.7% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.2%
Principal Amount (000's omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,032,770
		$1,032,770
Escrowed / Prerefunded — 7.2%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$606,545
1,805	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,956,115
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,179,600
		$4,742,260
Health Care-Miscellaneous — 0.2%
$155	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$155,160
		$155,160
Hospital — 17.4%
$2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,028,400
500	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	518,470
1,030	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,054,246
1,250	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,325,925
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	972,920
900	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	918,765
2,000	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	2,039,120
1,075	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,145,552
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,471,428
		$11,474,826

Principal Amount (000's omitted)	Security	Value
Housing — 5.6%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$655,882
525	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	534,623
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	557,395
2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,958,940
		$3,706,840
Industrial Development Revenue — 3.8%
$754	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$775,799
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,044,180
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	650,370
		$2,470,349
Insured-Electric Utilities — 6.7%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,601,520
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,136,531
1,700	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	1,729,342
		$4,467,393
Insured-Escrowed / Prerefunded — 12.2%
$1,050	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), Prerefunded to 10/1/08, 5.00%, 10/1/28	$1,078,035
1,350	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	1,425,505
650	Miami-Dade County, (Professional Sports Franchise), (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	740,870
7,625	Port St. Lucie, Utility System Revenue, (MBIA), Prerefunded to 9/1/13, 0.00%, 9/1/32	2,076,745
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.50%, 7/1/36	1,400,175
1,250	Saint Petersburg, Public Utilities Revenue, (FSA), Prerefunded to 10/1/09, 5.00%, 10/1/28	1,296,137
		$8,017,467

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 2.6%
$1,500	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(1)(2)	$1,730,070
		$1,730,070
Insured-Hospital — 5.2%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,064,910
1,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,020,540
1,250	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,332,037
		$3,417,487
Insured-Housing — 1.7%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,115,873
		$1,115,873
Insured-Other Revenue — 3.1%
$2,000	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$2,014,280
		$2,014,280
Insured-Special Tax Revenue — 26.2%
$1,485	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,443,658
2,910	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(3)	2,934,347
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,148,678
1,470	Miami Beach, Resort Tax, (AMBAC), 6.25%, 10/1/22	1,801,470
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	731,090
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,019,150
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,030,052
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,416,804
3,500	Orange County Tourist Development Tax, (AMBAC), 5.125%, 10/1/30	3,690,960
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	1,012,090
		$17,228,299

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 27.9%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,339,347
4,500	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18(3)	4,650,150
2,000	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	2,062,880
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	529,875
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	693,856
120	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	123,871
3,975	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38(3)	4,103,234
750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	777,698
3,000	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34(3)	3,110,810
		$18,391,721
Insured-Water and Sewer — 26.7%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$1,015,820
3,295	Fort Lauderdale, Water and Sewer, (MBIA), 4.50%, 9/1/35	3,216,480
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33(4)	2,070,620
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,570,215
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,028,030
2,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	735,800
2,415	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	678,060
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,228,640
1,156	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(3)	1,164,965
1,844	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(3)	1,886,184
		$17,594,814
Nursing Home — 1.6%
$265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$274,267
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	761,857
		$1,036,124

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.4%
$1,500	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	$1,573,800
		$1,573,800
Special Tax Revenue — 17.1%
$90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$91,229
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	509,140
310	Dupree Lakes Community Development District, 5.00%, 11/1/10	310,025
360	Dupree Lakes Community Development District, 5.375%, 5/1/37	360,904
315	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	338,045
240	Heritage Springs Community Development District, 5.25%, 5/1/26	243,168
725	Heritage Springs Community Development District, 6.75%, 5/1/21	733,490
340	New River Community Development District, 5.00%, 5/1/13	336,814
140	New River Community Development District, 5.35%, 5/1/38	138,428
350	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	351,348
625	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	632,294
985	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	993,698
485	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	499,511
600	Sterling Hill Community Development District, 6.20%, 5/1/35	639,192
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	532,320
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	1,018,480
780	University Square Community Development District, 6.75%, 5/1/20	821,816
440	Vista Lakes Community Development District, 7.20%, 5/1/32	470,184
715	Waterlefe Community Development District, 6.95%, 5/1/31	775,060
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	181,260
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,308,938
		$11,285,344

Value
Total Tax-Exempt Investments — 169.2% (identified cost $106,459,226)	$111,454,877
Other Assets, Less Liabilities — (15.3)%	$(10,080,522)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.9)%	$(35,503,697)
Net Assets Applicable to Common Shares — 100.0%	$65,870,658

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 66.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 27.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,336,615 or 3.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.7%
Principal Amount (000's omitted)	Security	Value
Education — 21.5%
$2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$3,073,324
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	537,010
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	616,638
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	520,255
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,574,355
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,030,170
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	1,039,900
265	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	261,982
500	Massachusetts Industrial Finance Agency, (Babson College), 5.25%, 10/1/27	509,575
		$9,163,209
Electric Utilities — 9.9%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,071,630
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,905,680
275	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/25(1)(2)	311,176
825	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/37(1)(2)	919,248
		$4,207,734
Escrowed / Prerefunded — 14.1%
$1,000	Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	$1,086,450
500	Massachusetts Development Finance Agency, (Belmont Hill School), Prerefunded to 9/1/11, 5.00%, 9/1/31	525,925
400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	445,756
1,000	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,080,570
400	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.25%, 9/1/28	411,328

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — (continued)
$1,900	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/12, 5.00%, 8/1/32	$2,000,035
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 6.53%, 7/1/20	465,030
		$6,015,094
Health Care-Miscellaneous — 3.4%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$514,666
100	Massachusetts Development Finance Agency, (VOA Concord Assisted Living), 5.125%, 11/1/27	99,619
100	Massachusetts Development Finance Agency, (VOA Concord Assisted Living), 5.20%, 11/1/41	98,999
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	717,696
		$1,430,980
Hospital — 13.9%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,075,210
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,058,990
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	428,024
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,373
1,100	Massachusetts Health and Educational Facilities Authority, (Covenant Health), 6.00%, 7/1/31	1,182,005
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	2,082,740
		$5,932,342
Housing — 13.4%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48	$2,015,244
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	986,220
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	655,330
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,029,520
		$5,686,314
Industrial Development Revenue — 1.7%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$703,270
		$703,270

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 25.9%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39(3)	$1,175,130
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,151,800
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	1,560,036
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,680,112
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,028,420
4,500	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35(4)	4,418,580
		$11,014,078
Insured-Escrowed / Prerefunded — 3.1%
$500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$526,950
750	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	789,697
		$1,316,647
Insured-General Obligations — 8.9%
$2,390	Milford, (FSA), 4.25%, 12/15/46	$2,218,972
500	Plymouth, (MBIA), 5.25%, 10/15/20	525,420
900	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(1)(2)	1,038,042
		$3,782,434
Insured-Miscellaneous — 4.8%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,059,140
		$2,059,140
Insured-Other Revenue — 7.9%
$2,750	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$3,344,275
		$3,344,275
Insured-Pooled Loans — 3.4%
$300	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	$298,167
1,175	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,157,916
		$1,456,083

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.7%
$1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,558,260
		$1,558,260
Insured-Transportation — 7.7%
$3,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37(4)	$3,241,643
33	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 5.765%, 1/1/37(1)(2)	34,634
		$3,276,277
Nursing Home — 2.7%
$500	Boston Industrial Development Authority, (Alzheimer's Center), (FHA), 6.00%, 2/1/37	$510,740
600	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	619,242
		$1,129,982
Senior Living / Life Care — 3.6%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,546,725
		$1,546,725
Special Tax — 4.5%
$7,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	$1,916,316
		$1,916,316
Water and Sewer — 7.6%
$100	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$103,487
375	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	396,383
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,000,666
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,731,780
		$3,232,316

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 161.7% (identified cost $66,032,437)	$68,771,476
Other Assets, Less Liabilities — (11.1)%	$(4,721,992)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.6)%	$(21,506,450)
Net Assets Applicable to Common Shares — 100.0%	$42,543,034

ACA - ACA Financial Guaranty Corporation

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 40.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 20.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,303,100 or 5.4% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.5%
Principal Amount (000's omitted)	Security	Value
Education — 5.9%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,324,200
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	552,215
		$1,876,415
Electric Utilities — 12.8%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,299,200
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,072,040
375	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/25(1)(2)	424,331
1,125	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/37(1)(2)	1,253,520
		$4,049,091
Escrowed / Prerefunded — 4.2%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$533,705
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	796,612
		$1,330,317
General Obligations — 12.3%
$500	East Grand Rapids, Public School District, 5.00%, 5/1/25	$516,295
500	Garden City School District, Prerefunded to 5/1/11, 5.00%, 5/1/26	520,300
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,032,590
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	790,507
1,000	White Cloud, Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,029,700
		$3,889,392
Hospital — 30.8%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$531,695
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	193,562
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	131,851

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$592,749
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	512,980
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,016,560
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	761,850
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,035,090
1,430	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,457,856
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	778,125
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	807,465
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,069,540
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	859,336
		$9,748,659
Housing — 3.1%
$1,000	Michigan State Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$979,190
		$979,190
Industrial Development Revenue — 7.9%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$1,012,370
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	849,288
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	629,681
		$2,491,339
Insured-Electric Utilities — 8.8%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,046,070
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	522,055
1,200	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(3)	1,224,408
		$2,792,533

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 19.7%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,041,050
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,047,140
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,023,620
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,118,840
		$6,230,650
Insured-General Obligations — 11.0%
$1,000	Brandon School District, (FSA), 4.50%, 5/1/33	$985,660
650	Detroit School District, (FGIC), 4.75%, 5/1/28	655,174
750	Detroit School District, (FSA), 5.25%, 5/1/32	846,488
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	201,358
700	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(1)(2)	807,366
		$3,496,046
Insured-Hospital — 6.5%
$1,000	Royal Oak Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,035,870
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,036,230
		$2,072,100
Insured-Lease Revenue / Certificates of Participation — 4.3%
$4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$1,370,109
		$1,370,109
Insured-Special Tax Revenue — 7.4%
$2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$2,335,343
		$2,335,343
Insured-Student Loan — 6.5%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,028,270
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25(4)	1,030,750
		$2,059,020

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.4%
$2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	$2,033,420
		$2,033,420
Insured-Water Revenue — 5.3%
$1,650	Detroit, Water Supply System, (FGIC), 5.00%, 7/1/30	$1,688,742
		$1,688,742
Lease Revenue / Certificates of Participation — 0.8%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$253,050
		$253,050
Transportation — 4.8%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25(3)	$1,519,313
		$1,519,313
Total Tax-Exempt Investments — 158.5% (identified cost $47,890,733)		$50,214,729
Other Assets, Less Liabilities — (3.3)%		$(1,036,412)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.2)%		$(17,501,726)
Net Assets Applicable to Common Shares — 100.0%		$31,676,591

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 48.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.8% of total investments.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,485,217 or 7.8% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.4%
Principal Amount (000's omitted)	Security	Value
Education — 10.8%
$4,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/30(1)	$4,501,665
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,387,117
		$7,888,782
Electric Utilities — 9.5%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,346,850
1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,597,680
		$6,944,530
Escrowed / Prerefunded — 11.0%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,051,988
950	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	1,093,327
2,500	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39(2)	2,877,188
		$8,022,503
General Obligations — 5.1%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,689,035
		$3,689,035
Hospital — 37.0%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$101,558
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	90,767
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	103,220
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,939,282
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,099,191
4,400	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37(1)	4,520,868
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,161,956

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	$1,823,086
2,500	New Jersey Health Care Facilities Financing Authority, (Catholic Health East), Variable Rate, 4.387%, 11/15/33(2)	2,497,500
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,100,380
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	464,157
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	819,322
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,107,340
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20(3)	1,563,404
1,100	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	1,115,598
1,500	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,517,190
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	1,939,862
		$26,964,681
Industrial Development Revenue — 10.6%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,063,840
3,000	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,239,580
750	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 4.95%, 3/1/47	750,353
1,000	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,008,400
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	775,762
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	912,270
		$7,750,205
Insured-Education — 9.7%
$890	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	$850,600
1,300	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	1,283,945
4,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33(2)	4,925,168
		$7,059,713

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 1.8%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,292,063
		$1,292,063
Insured-Escrowed / Prerefunded — 11.9%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30(2)	$4,685,835
3,750	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37(2)	3,986,238
		$8,672,073
Insured-Gas Utilities — 7.0%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$5,065,550
		$5,065,550
Insured-General Obligations — 2.9%
$810	Bordentown Regional Board of Education, (MBIA), 4.25%, 1/15/33	$777,567
2,000	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/33	585,920
931	Stafford Township, (MBIA), 3.00%, 7/1/30	730,044
		$2,093,531
Insured-Hospital — 2.1%
$1,550	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$1,521,108
		$1,521,108
Insured-Housing — 6.1%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,417,391
810	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FGIC), (AMT), 5.00%, 11/1/36	817,800
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	237,592
		$4,472,783
Insured-Lease Revenue / Certificates of Participation — 0.8%
$585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$599,204
		$599,204

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 11.2%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,551,364
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25(4)	2,634,240
		$8,185,604
Insured-Transportation — 8.8%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26(3)	$1,040,720
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26(3)	3,393,845
780	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	756,046
1,205	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,167,452
		$6,358,063
Insured-Water and Sewer — 2.8%
$5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$2,002,550
		$2,002,550
Nursing Home — 2.8%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,057,320
945	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36	997,277
		$2,054,597
Other Revenue — 5.7%
$7,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$506,664
6,100	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	228,750
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	654,975
2,925	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	2,761,493
		$4,151,882
Senior Living / Life Care — 3.3%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,718,428
675	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	683,512
		$2,401,940

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 7.4%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$791,010
1,310	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,408,486
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34(2)	3,208,740
		$5,408,236
Transportation — 9.1%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28(2)	$5,427,168
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,214,163
		$6,641,331
Total Tax-Exempt Investments — 177.4% (identified cost $122,892,951)		$129,239,964
Other Assets, Less Liabilities — (25.2)%		$(18,385,162)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.2)%		$(38,011,563)
Net Assets Applicable to Common Shares — 100.0%		$72,843,239

AGC - Assured Guaranty Corp.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 36.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 17.4% of total investments.

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23(1)	$1,138,327
		$1,138,327
Education — 9.0%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,025,780
1,145	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	1,130,687
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	466,254
4,980	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,120,386
		$7,743,107
Electric Utilities — 13.6%
$1,475	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$1,538,513
4,100	New York Power Authority, 5.25%, 11/15/40	4,257,071
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,604,055
2,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	2,144,080
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,188,746
		$11,732,465
Escrowed / Prerefunded — 14.4%
$6,000	Metropolitan Transportation Authority of New York, Prerefunded to 11/15/13, 5.25%, 11/15/32	$6,470,640
200	New York City Industrial Development Agency, (Ohel Children's Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	209,664
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,694,625
1,000	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,088,260
		$12,463,189
General Obligations — 9.2%
$6,000	New York City, 5.25%, 9/15/33	$6,322,620
1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,581,015
		$7,903,635

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 6.1%
$1,185	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,197,798
1,300	New York City Industrial Development Agency, (Ohel Children's Home), 6.25%, 8/15/22	1,261,819
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	53,530
100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	107,061
2,600	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	2,641,678
		$5,261,886
Hospital — 17.6%
$210	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$219,593
485	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	506,709
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,265,362
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,537,500
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	429,640
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,750,166
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	308,820
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,554,660
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,088,200
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,274,862
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,243,235
		$15,178,747
Housing — 16.3%
$2,750	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$2,833,325
2,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.875%, 11/1/39	2,487,775
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,271,250
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), 4.60%, 1/15/26	3,480,345
2,000	New York Mortgage Agency, (AMT), 4.875%, 10/1/30(2)	2,006,080
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37(2)	2,005,280
		$14,084,055

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 13.2%
$4,200	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(3)	$4,676,070
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,710,570
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	1,009,170
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,614,025
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	818,904
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	573,238
		$11,401,977
Insured-Education — 10.0%
$4,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27(3)	$5,354,667
5,395	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/31	1,712,103
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	1,572,371
		$8,639,141
Insured-Electric Utilities — 2.8%
$2,400	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(3)	$2,448,816
		$2,448,816
Insured-Escrowed / Prerefunded — 3.7%
$3,000	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, 5.75%, 7/1/29(3)	$3,147,750
		$3,147,750
Insured-General Obligations — 2.5%
$175	Brookhaven, (MBIA), 2.00%, 5/1/26	$121,356
1,750	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(4)(7)	2,018,415
		$2,139,771
Insured-Hospital — 6.6%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(5)(6)	$5,706,900
		$5,706,900

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 5.9%
$5,250	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$5,101,110
		$5,101,110
Insured-Other Revenue — 4.7%
$4,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$4,066,080
		$4,066,080
Insured-Special Tax Revenue — 2.7%
$1,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$1,010,740
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,306,485
		$2,317,225
Insured-Transportation — 13.5%
$4,645	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17(3)	$5,193,770
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29(3)	3,630,480
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,836,961
		$11,661,211
Insured-Water Revenue — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,038,570
		$1,038,570
Other Revenue — 6.2%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,350,419
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(3)	3,991,013
		$5,341,432
Senior Living / Life Care — 2.0%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,498,590
250	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	253,270
		$1,751,860

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 11.3%
$2,600	Port Authority of New York and New Jersey, 4.75%, (AMT), 6/15/33(3)	$2,615,496
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28(3)	6,105,564
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,009,910
		$9,730,970
Water and Sewer — 3.7%
$825	New York City Municipal Water Finance Authority, 4.25%, 6/15/33	$780,821
2,365	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	2,400,570
		$3,181,391
Total Tax-Exempt Investments — 177.5% (identified cost $145,639,566)		$153,179,615
Other Assets, Less Liabilities — (25.9)%		$(22,393,177)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.6)%		$(44,500,000)
Net Assets Applicable to Common Shares — 100.0%		$86,286,438

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 22.0% of total investments.

(1)  Security is in bankruptcy but continues to make full interest payments.

(2)  When-issued security.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $2,018,415 or 2.3% of the Trust's net assets applicable to common shares.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$392,353
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	207,694
		$600,047
Education — 0.6%
$269	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29(1)	$274,283
		$274,283
Electric Utilities — 2.4%
$455	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$472,213
125	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/25(2)(3)	141,444
375	Puerto Rico Electric Power Authority, Variable Rate, 6.99%, 7/1/37(2)(3)	417,840
		$1,031,497
Escrowed / Prerefunded — 28.8%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,080,400
1,000	Franklin County, (Cincinnati Children's Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,043,880
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,612,742
2,731	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.00%, 10/1/29(1)	2,833,177
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,289,425
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,805,790
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,072,040
875	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/14, 5.00%, 7/1/34	935,996
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	729,764
		$12,403,214

Principal Amount (000's omitted)	Security	Value
Hospital — 12.2%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$583,918
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	619,764
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,585,035
590	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	621,577
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	519,715
1,000	Ohio Higher Educational Facilities, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	972,370
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	354,007
		$5,256,386
Housing — 10.5%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$973,630
1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	1,005,200
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,545,525
		$4,524,355
Industrial Development Revenue — 11.7%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,387,812
1,300	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,338,181
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,334,825
		$5,060,818
Insured-Education — 1.5%
$775	Miami University, (AMBAC), 3.25%, 9/1/26	$647,109
		$647,109
Insured-Electric Utilities — 5.1%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$903,300
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,293,120
		$2,196,420

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 28.3%
$50	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$51,922
245	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(5)	250,664
1,595	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	1,670,396
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,074,980
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	540,164
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,064,160
2,860	Springfield City School District, (Clark County), (FGIC), Prerefunded to 12/1/11, 5.20%, 12/1/23	3,069,409
3,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29(1)	3,170,160
1,250	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	1,324,800
		$12,216,655
Insured-General Obligations — 9.9%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$839,266
900	Cleveland, (FGIC), 4.75%, 11/15/25	924,786
1,000	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(2)(3)	1,153,380
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	1,362,896
		$4,280,328
Insured-Hospital — 6.7%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$260,896
1,000	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	1,035,900
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,571,385
		$2,868,181
Insured-Lease Revenue / Certificates of Participation — 9.3%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22(4)	$1,538,610
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	1,969,800
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	516,245
		$4,024,655

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 1.0%
$405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.60%, 12/1/32	$420,576
		$420,576
Insured-Transportation — 6.4%
$450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$459,068
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,151,620
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,155,180
		$2,765,868
Insured-Water and Sewer — 5.2%
$1,475	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,481,726
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47(6)	755,243
		$2,236,969
Lease Revenue / Certificates of Participation — 3.1%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,356,953
		$1,356,953
Other Revenue — 7.4%
$3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	$3,192,810
		$3,192,810
Pooled Loans — 13.3%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$551,078
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	566,203
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,086,657
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32(1)	1,348,567
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	330,119
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	734,250
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,124,486
		$5,741,360

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 5.1%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$654,258
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,549,198
		$2,203,456
Total Tax-Exempt Investments — 169.9% (identified cost $69,128,688)		$73,301,940
Other Assets, Less Liabilities — (15.4)%		$(6,657,279)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.5)%		$(23,504,829)
Net Assets Applicable to Common Shares — 100.0%		$43,139,832

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 43.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 18.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,712,664 or 4.0% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 5.2%
$440	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$459,092
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	507,445
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	505,005
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	684,517
		$2,156,059
Education — 1.5%
$600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), 6.00%, 10/1/29	$637,314
		$637,314
Electric Utilities — 3.1%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$663,402
600	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	632,532
		$1,295,934
Escrowed / Prerefunded — 17.5%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$659,718
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	660,876
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,588,620
750	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	814,350
925	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	997,150
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,561,005
600	Philadelphia Authority for Industrial Development, (Franklin Institute), Escrowed to Maturity, 5.20%, 6/15/26	606,300
300	St. Mary Hospital Authority, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	326,865
		$7,214,884

Principal Amount (000's omitted)	Security	Value
Hospital — 17.3%
$1,000	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$961,230
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,300,425
300	Lehigh County, General Purpose Authority, (St. Luke's Hospitals), Variable Rate, 5.591%, 8/15/33(1)(2)	298,800
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	535,305
1,900	Montgomery County, Higher Education & Health Authority, (Catholic Health East), Variable Rate, 4.417%, 11/15/34(3)	1,899,962
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	912,330
740	Philadelphia Hospitals and Higher Education Facilities Authority, (Children's Hospital), 4.50%, 7/1/37	712,235
500	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	525,825
		$7,146,112
Housing — 14.5%
$525	Allegheny County, Residential Finance Authority, Single Family Mortgages, 4.95%, 11/1/37(4)	$525,000
1,260	Allegheny County, Residential Finance Authority, Single Family Mortgages, 5.00%, 5/1/35	1,264,901
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	967,450
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,205,352
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	999,150
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	1,017,420
		$5,979,273
Industrial Development Revenue — 8.9%
$500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$502,495
1,000	Pennsylvania Economic Development Financing Authority, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,104,270
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	509,015
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,561,610
		$3,677,390

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 23.0%
$1,250	Cumberland County, Municipal College Authority, (Dickinson College), (MBIA), 4.50%, 5/1/37(4)	$1,228,750
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,991,162
1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,007,980
1,000	Pennsylvania Higher Education Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,032,780
2,000	Pennsylvania Higher Education Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24(5)	2,034,820
1,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.25%, 7/1/33(3)	1,846,938
335	Southcentral, General Authority, (York College), (XLCA), 5.00%, 5/1/37(4)	350,588
		$9,493,018
Insured-Electric Utilities — 14.3%
$1,380	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27(3)	$1,402,618
1,801	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(3)	1,896,048
2,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(3)	2,632,581
		$5,931,247
Insured-Escrowed / Prerefunded — 13.5%
$1,000	Allegheny County, Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,060,780
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	695,273
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,620,644
2,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,189,900
		$5,566,597
Insured-General Obligations — 7.7%
$2,000	Philadelphia, (FSA), 5.00%, 3/15/28	$2,041,060
1,000	Puerto Rico, (FSA), Variable Rate, 5.62%, 7/1/27(1)(2)	1,153,380
		$3,194,440
Insured-Hospital — 13.6%
$510	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$515,676
500	Delaware County, General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	505,690

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	$1,546,530
3,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,051,390
		$5,619,286
Insured-Special Tax Revenue — 2.5%
$1,000	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,027,320
		$1,027,320
Insured-Transportation — 10.0%
$1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	$1,033,190
1,005	Philadelphia, Parking Authority, (AMBAC), 5.25%, 2/15/29	1,033,170
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	2,048,220
		$4,114,580
Insured-Water and Sewer — 8.9%
$500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$523,255
1,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,034,930
2,000	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31(5)	2,112,660
		$3,670,845
Senior Living / Life Care — 5.5%
$1,000	Cliff House Trust (AMT), 6.625%, 6/1/27(6)	$714,200
500	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	514,005
500	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	526,580
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	202,530
300	Montgomery County, Industrial Development Authority (Foulkeways at Gwynedd), 5.00%, 12/1/30	302,925
		$2,260,240
Transportation — 5.3%
$1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,237,692
165	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	164,720
490	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	493,210

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$287,798
		$2,183,420
Total Tax-Exempt Investments — 172.3% (identified cost $67,509,576)		$71,167,959
Other Assets, Less Liabilities — (17.8)%		$(7,350,386)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.5)%		$(22,506,935)
Net Assets Applicable to Common Shares — 100.0%		$41,310,638

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2007, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 18.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $1,452,180 or 3.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  When-issued security.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security is in default with respect to principal payments.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2007

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Assets
Investments —
Identified cost	$171,124,853	$106,459,226	$66,032,437	$47,890,733
Unrealized appreciation	8,545,796	4,995,651	2,739,039	2,323,996
Investments, at value	$179,670,649	$111,454,877	$68,771,476	$50,214,729
Cash	$—	$63,345	$306,211	$319,320
Receivable for investments sold	6,000	50,000	—	—
Interest receivable	2,062,858	969,030	1,061,709	658,013
Receivable for daily variation margin on open financial futures contracts	—	—	—	547
Receivable for open interest rate swap contracts	231,118	134,407	84,628	17,830
Prepaid expenses	—	—	—	2,506
Total assets	$181,970,625	$112,671,659	$70,224,024	$51,212,945
Liabilities
Due to custodian	$936,697	$—	$—	$—
Payable to affiliate for investment advisory fee	103,595	60,513	38,344	29,381
Payable to affiliate for administration fee	29,598	17,290	10,955	8,395
Payable to affiliate for Trustees' fees	1,458	1,120	282	205
Interest expense and fees payable	111,699	73,376	31,561	31,788
Payable for floating rate notes issued	7,520,000	11,090,000	6,043,333	1,925,000
Accrued expenses	68,337	55,005	50,065	39,859
Total liabilities	$8,771,384	$11,297,304	$6,174,540	$2,034,628
Auction preferred shares at liquidation value plus cumulative unpaid dividends	59,026,667	35,503,697	21,506,450	17,501,726
Net assets applicable to common shares	$114,172,574	$65,870,658	$42,543,034	$31,676,591
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,574	$27,141	$21,163
Additional paid-in capital	106,462,788	63,254,539	40,196,540	31,450,960
Accumulated net realized loss (computed on the basis of identified cost)	(1,767,055)	(2,805,962)	(770,829)	(2,280,309)
Accumulated undistributed net investment income	628,539	249,642	265,294	139,023
Net unrealized appreciation (computed on the basis of identified cost)	8,776,487	5,129,865	2,824,888	2,345,754
Net assets applicable to common shares	$114,172,574	$65,870,658	$42,543,034	$31,676,591
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,257,408	2,714,063	2,116,294
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.90	$15.47	$15.68	$14.97

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of May 31, 2007

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments —
Identified cost	$122,892,951	$145,639,566	$69,128,688	$67,509,576
Unrealized appreciation	6,347,013	7,540,049	4,173,252	3,658,383
Investments, at value	$129,239,964	$153,179,615	$73,301,940	$71,167,959
Cash	$2,271,437	$673,287	$915,283	$1,160,592
Receivable for investments sold	3,198,063	455,000	—	157,743
Interest receivable	2,049,638	2,197,980	1,117,490	1,110,396
Receivable for open interest rate swap contracts	147,563	173,875	89,247	219,853
Prepaid expenses	—	6,998	—	2,506
Total assets	$136,906,665	$156,686,755	$75,423,960	$73,819,049
Liabilities
Payable for when-issued securities	$9,026,104	$4,000,000	$759,270	$2,097,845
Payable to affiliate for investment advisory fee	66,179	78,213	39,831	38,044
Payable to affiliate for administration fee	18,908	22,347	11,380	10,870
Payable to affiliate for Trustees' fees	1,119	1,120	282	204
Interest expense and fees payable	234,756	266,552	91,411	100,375
Payable for floating rate notes issued	16,650,000	21,470,000	7,830,000	7,705,780
Accrued expenses	54,797	62,085	47,125	48,358
Total liabilities	$26,051,863	$25,900,317	$8,779,299	$10,001,476
Auction preferred shares at liquidation value plus cumulative unpaid dividends	38,011,563	44,500,000	23,504,829	22,506,935
Net assets applicable to common shares	$72,843,239	$86,286,438	$43,139,832	$41,310,638
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$46,215	$53,753	$28,293	$27,085
Additional paid-in capital	68,598,222	79,783,608	42,034,341	40,248,831
Accumulated net realized loss (computed on the basis of identified cost)	(2,624,138)	(1,678,648)	(3,366,803)	(3,002,917)
Accumulated undistributed net investment income	326,338	416,548	181,750	159,403
Net unrealized appreciation (computed on the basis of identified cost)	6,496,602	7,711,177	4,262,251	3,878,236
Net assets applicable to common shares	$72,843,239	$86,286,438	$43,139,832	$41,310,638
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,621,485	5,375,346	2,829,304	2,708,462
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.76	$16.05	$15.25	$15.25

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2007

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$4,627,510	$2,810,880	$1,805,810	$1,355,097
Total investment income	$4,627,510	$2,810,880	$1,805,810	$1,355,097
Expenses
Investment adviser fee	$611,598	$356,405	$226,005	$173,349
Administration fee	174,742	101,830	64,572	49,528
Trustees' fees and expenses	4,379	3,364	845	772
Legal and accounting services	21,410	18,411	17,155	13,915
Printing and postage	7,709	8,925	5,556	8,120
Custodian fee	45,853	26,205	22,299	13,824
Interest expense and fees	242,824	192,650	150,570	63,483
Transfer and dividend disbursing agent fees	56,593	34,181	23,856	17,500
Preferred shares remarketing agent fee	73,548	44,253	26,801	21,815
Miscellaneous	24,354	17,736	16,624	14,683
Total expenses	$1,263,010	$803,960	$554,283	$376,989
Deduct —
Reduction of custodian fee	4,514	2,219	2,059	2,958
Total expense reductions	$4,514	$2,219	$2,059	$2,958
Net expenses	$1,258,496	$801,741	$552,224	$374,031
Net investment income	$3,369,014	$2,009,139	$1,253,586	$981,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,556,860	$302,971	$1,322,263	$620,517
Financial futures contracts	851,832	418,273	303,409	8,680
Net realized gain	$2,408,692	$721,244	$1,625,672	$629,197
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(6,602,333)	$(2,318,368)	$(3,148,175)	$(1,605,932)
Financial futures contracts	39,888	19,964	18,278	5,430
Interest rate swap contracts	390,654	226,866	142,641	36,230
Net change in unrealized appreciation (depreciation)	$(6,171,791)	$(2,071,538)	$(2,987,256)	$(1,564,272)
Net realized and unrealized loss	$(3,763,099)	$(1,350,294)	$(1,361,584)	$(935,075)
Distributions to preferred shareholders From net investment income	$(971,585)	$(643,661)	$(356,701)	$(307,274)
Net increase (decrease) in net assets from operations	$(1,365,670)	$15,184	$(464,699)	$(261,283)

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2007

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$3,143,551	$3,845,026	$1,936,024	$1,856,554
Total investment income	$3,143,551	$3,845,026	$1,936,024	$1,856,554
Expenses
Investment adviser fee	$390,121	$461,315	$234,913	$224,017
Administration fee	111,463	131,804	67,118	64,005
Trustees' fees and expenses	3,363	3,364	845	767
Legal and accounting services	18,474	19,693	16,796	13,862
Printing and postage	9,364	10,360	9,048	11,162
Custodian fee	27,470	34,478	20,608	24,301
Interest expense and fees	333,939	444,832	173,250	163,424
Transfer and dividend disbursing agent fees	37,862	43,786	24,149	21,604
Preferred shares remarketing agent fee	47,369	55,472	29,215	28,048
Miscellaneous	16,479	11,018	16,844	14,593
Total expenses	$995,904	$1,216,122	$592,786	$565,783
Deduct —
Reduction of custodian fee	6,123	8,622	2,373	1,490
Total expense reductions	$6,123	$8,622	$2,373	$1,490
Net expenses	$989,781	$1,207,500	$590,413	$564,293
Net investment income	$2,153,770	$2,637,526	$1,345,611	$1,292,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,386,056	$955,136	$314,686	$191,608
Financial futures contracts	511,386	755,824	205,518	60,974
Interest rate swap contracts	—	—	—	(286,538)
Net realized gain (loss)	$1,897,442	$1,710,960	$520,204	$(33,956)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(4,147,756)	$(4,626,118)	$(1,891,370)	$(1,437,190)
Financial futures contracts	30,873	12,910	5,490	3,002
Interest rate swap contracts	249,086	293,527	150,886	816,941
Net change in unrealized appreciation (depreciation)	$(3,867,797)	$(4,319,681)	$(1,734,994)	$(617,247)
Net realized and unrealized loss	$(1,970,355)	$(2,608,721)	$(1,214,790)	$(651,203)
Distributions to preferred shareholders From net investment income	$(625,983)	$(752,780)	$(408,333)	$(403,481)
Net increase (decrease) in net assets from operations	$(442,568)	$(723,975)	$(277,512)	$237,577

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2007

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$3,369,014	$2,009,139	$1,253,586	$981,066
Net realized gain from investment transactions and financial futures contracts	2,408,692	721,244	1,625,672	629,197
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(6,171,791)	(2,071,538)	(2,987,256)	(1,564,272)
Distributions to preferred shareholders — From net investment income	(971,585)	(643,661)	(356,701)	(307,274)
Net increase (decrease) in net assets from operations	$(1,365,670)	$15,184	$(464,699)	$(261,283)
Distributions to common shareholders — From net investment income	$(2,427,458)	$(1,396,438)	$(867,155)	$(704,726)
Total distributions to common shareholders	$(2,427,458)	$(1,396,438)	$(867,155)	$(704,726)
Net decrease in net assets	$(3,793,128)	$(1,381,254)	$(1,331,854)	$(966,009)
Net Assets Applicable to Common Shares
At beginning of period	$117,965,702	$67,251,912	$43,874,888	$32,642,600
At end of period	$114,172,574	$65,870,658	$42,543,034	$31,676,591
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$628,539	$249,642	$265,294	$139,023

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2007

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,153,770	$2,637,526	$1,345,611	$1,292,261
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	1,897,442	1,710,960	520,204	(33,956)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,867,797)	(4,319,681)	(1,734,994)	(617,247)
Distributions to preferred shareholders — From net investment income	(625,983)	(752,780)	(408,333)	(403,481)
Net increase (decrease) in net assets from operations	$(442,568)	$(723,975)	$(277,512)	$237,577
Distributions to common shareholders — From net investment income	$(1,559,779)	$(1,959,314)	$(968,120)	$(925,389)
Total distributions to common shareholders	$(1,559,779)	$(1,959,314)	$(968,120)	$(925,389)
Net decrease in net assets	$(2,002,347)	$(2,683,289)	$(1,245,632)	$(687,812)
Net Assets Applicable to Common Shares
At beginning of period	$74,845,586	$88,969,727	$44,385,464	$41,998,450
At end of period	$72,843,239	$86,286,438	$43,139,832	$41,310,638
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$326,338	$416,548	$181,750	$159,403

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$6,910,281	$4,128,613	$2,526,842	$2,010,222
Net realized gain from investment transactions and financial futures contracts	2,330,426	1,282,448	387,278	877,759
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	5,001,113	1,588,622	2,113,346	423,888
Distributions to preferred shareholders — From net investment income	(1,714,344)	(1,151,096)	(659,654)	(541,318)
Net increase in net assets from operations	$12,527,476	$5,848,587	$4,367,812	$2,770,551
Distributions to common shareholders — From net investment income	$(5,321,698)	$(3,097,975)	$(1,937,120)	$(1,485,284)
Total distributions to common shareholders	$(5,321,698)	$(3,097,975)	$(1,937,120)	$(1,485,284)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$—	$48,702	$—
Net increase in net assets from capital share transactions	$—	$—	$48,702	$—
Net increase in net assets	$7,205,778	$2,750,612	$2,479,394	$1,285,267
Net Assets Applicable to Common Shares
At beginning of year	$110,759,924	$64,501,300	$41,395,494	$31,357,333
At end of year	$117,965,702	$67,251,912	$43,874,888	$32,642,600
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$658,568	$280,602	$235,564	$169,957

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2006

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,401,682	$5,306,069	$2,710,338	$2,661,873
Net realized gain from investment transactions and financial futures contracts	1,466,210	(330,711)	466,481	953,353
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	4,085,557	5,328,579	1,780,461	836,762
Distributions to preferred shareholders — From net investment income	(1,168,488)	(1,327,665)	(746,150)	(741,184)
Net increase in net assets from operations	$8,784,961	$8,976,272	$4,211,130	$3,710,804
Distributions to common shareholders — From net investment income	$(3,349,864)	$(4,200,833)	$(2,018,766)	$(1,983,473)
Total distributions to common shareholders	$(3,349,864)	$(4,200,833)	$(2,018,766)	$(1,983,473)
Capital share transactions — Reinvestment of distributions to common shareholders	$35,506	$—	$—	$37,735
Net increase in net assets from capital share transactions	$35,506	$—	$—	$37,735
Net increase in net assets	$5,470,603	$4,775,439	$2,192,364	$1,765,066
Net Assets Applicable to Common Shares
At beginning of year	$69,374,983	$84,194,288	$42,193,100	$40,233,384
At end of year	$74,845,586	$88,969,727	$44,385,464	$41,998,450
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$358,330	$491,116	$212,592	$196,012

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Cash Flows

For the Six Months Ended May 31, 2007

Cash flows from operating activities	New Jersey Trust	New York Trust	Ohio Trust
Net increase (decrease) in net assets from operations	$(442,568)	$(723,975)	$(277,512)
Distributions to preferred shareholders	625,983	752,780	408,333
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$183,415	$28,805	$130,821
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by/(used in) operating activities:
Investments purchased	(25,971,431)	(18,448,909)	(9,121,392)
Investments sold	24,389,233	16,894,794	10,410,680
Net amortization of premium/(discount)	(239,577)	(145,981)	(104,229)
(Increase) decrease in interest receivable	(128,775)	(79,700)	46,436
(Increase) decrease in receivable for investments sold	(3,193,063)	(390,000)	10,000
Increase in receivable for open interest rate swap contracts	(147,563)	(173,875)	(89,247)
Increase in prepaid expenses	—	(6,998)	—
Decrease in payable for daily variation margin on open financial futures contracts	(78,857)	(110,557)	(40,515)
Decrease in payable for open interest rate swap contracts	(101,523)	(119,652)	(61,639)
Increase in payable to affiliate for investment advisory fee	1,818	2,111	971
Increase in payable to affiliate for Trustees' fees	4	5	—
Increase in payable to affiliate for administration fee	519	603	277
Increase in payable for when-issued securities	8,339,096	4,000,000	759,270
Decrease in accrued expenses	(21,253)	(24,822)	(18,864)
Increase (decrease) in interest expense and fees payable	5,362	(16,175)	(20,146)
Net realized (gain)/loss on investments	(1,386,056)	(955,136)	(314,686)
Change in unrealized (appreciation) depreciation on investments	4,147,756	4,626,118	1,891,370
Net cash provided by operating activities	$5,799,105	$5,080,631	$3,479,107
Cash flows from financing activities
Cash distributions paid to common shareholders net of reinvestments	$(1,559,779)	$(1,959,314)	$(968,120)
Distributions to preferred shareholders from net investment income	(628,368)	(752,780)	(407,945)
Due to custodian	(839,521)	—	(17,759)
Proceeds from secured borrowings	2,000,000	—	830,000
Repayment of secured borrowings	(2,500,000)	(2,210,000)	(2,000,000)
Net cash used in financing activities	$(3,527,668)	$(4,922,094)	$(2,563,824)
Net increase in cash	$2,271,437	$158,537	$915,283
Cash at beginning of period	$—	$514,750	$—
Cash at end of period	$2,271,437	$673,287	$915,283

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$16.430	$15.420	$15.070	$15.320	$14.590	$14.410
Income (loss) from operations
Net investment income	$0.469	$0.962	$1.013	$1.079	$1.079	$1.069
Net realized and unrealized gain (loss)	(0.526)	1.028	0.383	(0.227)	0.682	0.155
Distributions to preferred shareholders From net investment income	(0.135)	(0.239)	(0.154)	(0.079)	(0.068)	(0.110)
Total income (loss) from operations	$(0.192)	$1.751	$1.242	$0.773	$1.693	$1.114
Less distributions to common shareholders
From net investment income	$(0.338)	$(0.741)	$(0.892)	$(1.023)	$(0.963)	$(0.934)
Total distributions to common shareholders	$(0.338)	$(0.741)	$(0.892)	$(1.023)	$(0.963)	$(0.934)
Net asset value — End of period (Common shares)	$15.900	$16.430	$15.420	$15.070	$15.320	$14.590
Market value — End of period (Common shares)	$15.550	$15.050	$13.650	$15.160	$14.950	$13.660
Total Investment Return on Net Asset Value(3)	(1.05)%	12.10%	8.72%	5.35%	12.31%	8.10%
Total Investment Return on Market Value(3)	5.64%	15.99%	(4.34)%	8.60%	17.06%	1.84%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$114,173		$117,966	$110,760	$108,193	$109,991	$104,703
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.76	%(6)	1.79%	1.78%	1.78%	1.78%	1.82%
Interest and fee expense(5)	0.42	%(6)	0.49%	0.33%	0.20%	0.23%	0.35%
Total expenses	2.18	%(6)	2.28%	2.11%	1.98%	2.01%	2.17%
Expenses after custodian fee reduction excluding interest and fees	1.75	%(6)	1.77%	1.76%	1.77%	1.78%	1.80%
Net investment income	5.82	%(6)	6.12%	6.52%	7.10%	7.17%	7.44%
Portfolio Turnover	19%		26%	31%	17%	9%	11%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.17	%(6)	1.18%	1.16%	1.15%	1.15%	1.16%
Interest and fee expense(5)	0.28	%(6)	0.32%	0.22%	0.13%	0.15%	0.22%
Total expenses	1.45	%(6)	1.50%	1.38%	1.28%	1.30%	1.38%
Expenses after custodian fee reduction excluding interest and fees	1.16	%(6)	1.16%	1.15%	1.15%	1.15%	1.15%
Net investment income	3.86	%(6)	4.03%	4.26%	4.61%	4.64%	4.73%
Senior Securities:
Total preferred shares outstanding	2,360		2,360	2,360	2,360	2,360	2,360
Asset coverage per preferred share(7)	$73,390		$74,997	$71,942	$70,849	$71,608	$69,366
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44% and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$15.800	$15.150	$15.040	$15.530	$14.730	$14.340
Income (loss) from operations
Net investment income	$0.472	$0.970	$1.013	$1.082	$1.096	$1.103
Net realized and unrealized gain (loss)	(0.323)	0.678	0.179	(0.450)	0.775	0.358
Distributions to preferred shareholders From net investment income	(0.151)	(0.270)	(0.177)	(0.087)	(0.076)	(0.118)
Total income (loss) from operations	$(0.002)	$1.378	$1.015	$0.545	$1.795	$1.343
Less distributions to common shareholders
From net investment income	$(0.328)	$(0.728)	$(0.905)	$(1.035)	$(0.995)	$(0.953)
Total distributions to common shareholders	$(0.328)	$(0.728)	$(0.905)	$(1.035)	$(0.995)	$(0.953)
Net asset value — End of period (Common shares)	$15.470	$15.800	$15.150	$15.040	$15.530	$14.730
Market value — End of period (Common shares)	$14.380	$14.180	$14.180	$15.250	$15.455	$14.400
Total Investment Return on Net Asset Value(3)	0.17%	9.84%	6.98%	3.80%	12.65%	9.93%
Total Investment Return on Market Value(3)	3.75%	5.32%	(1.25)%	5.76%	14.67%	15.18%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$65,871		$67,252	$64,501	$63,911	$65,902	$62,302
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.84	%(6)	1.87%	1.86%	1.84%	1.83%	1.87%
Interest and fee expense(5)	0.58	%(6)	0.54%	0.42%	0.50%	0.58%	0.69%
Total expenses	2.42	%(6)	2.41%	2.28%	2.34%	2.41%	2.56%
Expenses after custodian fee reduction excluding interest and fees	1.83	%(6)	1.86%	1.85%	1.83%	1.82%	1.86%
Net investment income	6.05	%(6)	6.33%	6.65%	7.09%	7.20%	7.61%
Portfolio Turnover	7%		33%	15%	4%	15%	14%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.20	%(6)	1.21%	1.20%	1.18%	1.18%	1.18%
Interest and fee expense(5)	0.38	%(6)	0.35%	0.27%	0.32%	0.37%	0.44%
Total expenses	1.58	%(6)	1.56%	1.47%	1.50%	1.55%	1.62%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(6)	1.20%	1.19%	1.18%	1.18%	1.18%
Net investment income	3.95	%(6)	4.10%	4.30%	4.58%	4.64%	4.82%
Senior Securities:
Total preferred shares outstanding	1,420		1,420	1,420	1,420	1,420	1,420
Asset coverage per preferred share(7)	$71,390		$72,363	$70,423	$70,011	$71,412	$68,878
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61% and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$16.170	$15.270	$15.090	$15.380	$14.350	$14.110
Income (loss) from operations
Net investment income	$0.462	$0.931	$0.973	$1.054	$1.091	$1.065
Net realized and unrealized gain (loss)	(0.501)	0.926	0.234	(0.251)	0.982	0.218
Distributions to preferred shareholders From net investment income	(0.131)	(0.243)	(0.145)	(0.070)	(0.070)	(0.106)
Total income (loss) from operations	$(0.170)	$1.614	$1.062	$0.733	$2.003	$1.177
Less distributions to common shareholders
From net investment income	$(0.320)	$(0.714)	$(0.882)	$(1.023)	$(0.973)	$(0.937)
Total distributions to common shareholders	$(0.320)	$(0.714)	$(0.882)	$(1.023)	$(0.973)	$(0.937)
Net asset value — End of period (Common shares)	$15.680	$16.170	$15.270	$15.090	$15.380	$14.350
Market value — End of period (Common shares)	$14.860	$14.920	$14.800	$16.810	$15.400	$15.510
Total Investment Return on Net Asset Value(3)	(0.95)%	11.05%	7.02%	4.90%	14.33%	8.50%
Total Investment Return on Market Value(3)	1.73%	5.72%	(6.89)%	16.71%	5.91%	15.16%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$42,543		$43,875	$41,395	$40,662	$41,035	$37,795
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.87	%(6)	1.88%	1.88%	1.87%	1.86%	1.97%
Interest and fee expense(5)	0.70	%(6)	0.77%	0.52%	0.30%	0.34%	0.53%
Total expenses	2.57	%(6)	2.65%	2.40%	2.17%	2.20%	2.50%
Expenses after custodian fee reduction excluding interest and fees	1.86	%(6)	1.87%	1.87%	1.86%	1.86%	1.94%
Net investment income	5.82	%(6)	6.01%	6.29%	6.97%	7.27%	7.55%
Portfolio Turnover	40%		22%	13%	39%	26%	7%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.25	%(6)	1.24%	1.24%	1.22%	1.21%	1.24%
Interest and fee expense(5)	0.47	%(6)	0.51%	0.34%	0.19%	0.22%	0.34%
Total expenses	1.72	%(6)	1.75%	1.58%	1.41%	1.43%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(6)	1.24%	1.24%	1.22%	1.21%	1.22%
Net investment income	3.88	%(6)	3.98%	4.15%	4.55%	4.72%	4.77%
Senior Securities:
Total preferred shares outstanding	860		860	860	860	860	860
Asset coverage per preferred share(7)	$74,476		$76,024	$73,138	$72,281	$72,719	$68,951
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55% and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$15.420	$14.820	$14.860	$15.240	$14.400	$14.490
Income (loss) from operations
Net investment income	$0.464	$0.950	$0.995	$1.072	$1.092	$1.085
Net realized and unrealized gain (loss)	(0.436)	0.608	0.010	(0.334)	0.802	(0.109)
Distributions to preferred shareholders From net investment income	(0.145)	(0.256)	(0.172)	(0.086)	(0.072)	(0.113)
Total income (loss) from operations	$(0.117)	$1.302	$0.833	$0.652	$1.822	$0.863
Less distributions to common shareholders
From net investment income	$(0.333)	$(0.702)	$(0.873)	$(1.032)	$(0.982)	$(0.953)
Total distributions to common shareholders	$(0.333)	$(0.702)	$(0.873)	$(1.032)	$(0.982)	$(0.953)
Net asset value — End of period (Common shares)	$14.970	$15.420	$14.820	$14.860	$15.240	$14.400
Market value — End of period (Common shares)	$14.350	$14.110	$13.500	$16.600	$15.635	$13.940
Total Investment Return on Net Asset Value(3)	(0.61)%	9.38%	5.62%	4.36%	13.07%	6.32%
Total Investment Return on Market Value(3)	4.11%	9.88%	(13.87)%	13.63%	19.82%	14.72%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$31,677		$32,643	$31,357	$31,363	$31,963	$30,064
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.96	%(6)	1.97%	2.00%	1.96%	1.97%	2.00%
Interest and fee expense(5)	0.40	%(6)	0.46%	0.40%	0.42%	0.43%	0.51%
Total expenses	2.36	%(6)	2.43%	2.40%	2.38%	2.40%	2.51%
Expenses after custodian fee reduction excluding interest and fees	1.94	%(6)	1.96%	1.99%	1.96%	1.97%	1.99%
Net investment income	6.12	%(6)	6.35%	6.60%	7.16%	7.31%	7.54%
Portfolio Turnover	17%		22%	14%	5%	8%	13%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.27	%(6)	1.27%	1.29%	1.26%	1.26%	1.27%
Interest and fee expense(5)	0.26	%(6)	0.29%	0.26%	0.27%	0.27%	0.32%
Total expenses	1.53	%(6)	1.56%	1.55%	1.53%	1.53%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(6)	1.26%	1.28%	1.26%	1.26%	1.26%
Net investment income	3.96	%(6)	4.09%	4.26%	4.60%	4.69%	4.76%
Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(7)	$70,255		$71,635	$69,796	$69,810	$70,664	$67,952
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$16.200	$15.020	$14.810	$15.190	$14.060	$13.880
Income (loss) from operations
Net investment income	$0.466	$0.953	$1.014	$1.082	$1.120	$1.098
Net realized and unrealized gain (loss)	(0.433)	1.205	0.238	(0.313)	1.099	0.163
Distributions to preferred shareholders From net investment income	(0.135)	(0.253)	(0.169)	(0.081)	(0.071)	(0.105)
Total income (loss) from operations	$(0.102)	$1.905	$1.083	$0.688	$2.148	$1.156
Less distributions to common shareholders
From net investment income	$(0.338)	$(0.725)	$(0.873)	$(1.068)	$(1.018)	$(0.976)
Total distributions to common shareholders	$(0.338)	$(0.725)	$(0.873)	$(1.068)	$(1.018)	$(0.976)
Net asset value — End of period (Common shares)	$15.760	$16.200	$15.020	$14.810	$15.190	$14.060
Market value — End of period (Common shares)	$15.150	$15.080	$14.030	$15.540	$15.415	$14.400
Total Investment Return on Net Asset Value(3)	(0.51)%	13.28%	7.59%	4.76%	15.81%	8.56%
Total Investment Return on Market Value(3)	2.75%	12.89%	(4.22)%	8.31%	14.75%	15.70%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$72,843		$74,846	$69,375	$68,298	$69,500	$63,803
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.80	%(6)	1.85%	1.86%	1.85%	1.84%	1.89%
Interest and fee expense(5)	0.91	%(6)	0.93%	0.58%	0.50%	0.43%	0.59%
Total expenses	2.71	%(6)	2.78%	2.44%	2.35%	2.27%	2.48%
Expenses after custodian fee reduction excluding interest and fees	1.78	%(6)	1.83%	1.84%	1.84%	1.84%	1.88%
Net investment income	5.86	%(6)	6.20%	6.66%	7.28%	7.64%	7.80%
Portfolio Turnover	19%		23%	46%	52%	28%	25%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.19	%(6)	1.20%	1.21%	1.19%	1.18%	1.19%
Interest and fee expense(5)	0.60	%(6)	0.61%	0.38%	0.32%	0.27%	0.37%
Total expenses	1.79	%(6)	1.81%	1.59%	1.51%	1.45%	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(6)	1.19%	1.19%	1.18%	1.18%	1.18%
Net investment income	3.87	%(6)	4.04%	4.33%	4.68%	4.87%	4.88%
Senior Securities:
Total preferred shares outstanding	1,520		1,520	1,520	1,520	1,520	1,520
Asset coverage per preferred share(7)	$72,931		$74,250	$70,651	$69,935	$70,724	$66,976
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$16.550	$15.660	$15.490	$15.810	$14.860	$14.280
Income (loss) from operations
Net investment income	$0.491	$0.987	$1.070	$1.126	$1.108	$1.114
Net realized and unrealized gain (loss)	(0.486)	0.932	0.243	(0.332)	0.936	0.553
Distributions to preferred shareholders From net investment income	(0.140)	(0.247)	(0.163)	(0.074)	(0.068)	(0.103)
Total income (loss) from operations	$(0.135)	$1.672	$1.150	$0.720	$1.976	$1.564
Less distributions to common shareholders
From net investment income	$(0.365)	$(0.782)	$(0.980)	$(1.040)	$(1.026)	$(0.984)
Total distributions to common shareholders	$(0.365)	$(0.782)	$(0.980)	$(1.040)	$(1.026)	$(0.984)
Net asset value — End of period (Common shares)	$16.050	$16.550	$15.660	$15.490	$15.810	$14.860
Market value — End of period (Common shares)	$15.850	$15.700	$14.990	$15.370	$15.460	$13.990
Total Investment Return on Net Asset Value(3)	(0.75)%	11.28%	7.61%	4.91%	13.94%	11.36%
Total Investment Return on Market Value(3)	3.32%	10.28%	3.81%	6.46%	18.34%	6.56%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$86,286		$88,970	$84,194	$83,044	$84,744	$79,589
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.77	%(6)	1.82%	1.81%	1.78%	1.77%	1.86%
Interest and fee expense(5)	1.02	%(6)	1.03%	0.57%	0.32%	0.40%	0.54%
Total expenses	2.79	%(6)	2.85%	2.38%	2.10%	2.17%	2.40%
Expenses after custodian fee reduction excluding interest and fees	1.75	%(6)	1.80%	1.80%	1.78%	1.77%	1.86%
Net investment income	6.04	%(6)	6.22%	6.72%	7.23%	7.21%	7.64%
Portfolio Turnover	11%		27%	40%	31%	19%	8%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.17	%(6)	1.19%	1.19%	1.16%	1.15%	1.18%
Interest and fee expense(5)	0.68	%(6)	0.68%	0.37%	0.21%	0.26%	0.34%
Total expenses	1.85	%(6)	1.87%	1.56%	1.37%	1.41%	1.52%
Expenses after custodian fee reduction excluding interest and fees	1.16	%(6)	1.19%	1.19%	1.16%	1.15%	1.18%
Net investment income	4.00	%(6)	4.09%	4.42%	4.71%	4.68%	4.84%
Senior Securities:
Total preferred shares outstanding	1,780		1,780	1,780	1,780	1,780	1,780
Asset coverage per preferred share(7)	$73,476		$74,983	$72,311	$71,659	$72,603	$69,714
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$15.690	$14.910	$15.040	$15.070	$14.150	$14.070
Income (loss) from operations
Net investment income	$0.476	$0.958	$1.003	$1.081	$1.083	$1.107
Net realized and unrealized gain (loss)	(0.430)	0.800	(0.055)	(0.011)	0.913	0.036
Distributions to preferred shareholders From net investment income	(0.144)	(0.264)	(0.175)	(0.091)	(0.077)	(0.109)
Total income from operations	$(0.098)	$1.494	$0.773	$0.979	$1.919	$1.034
Less distributions to common shareholders
From net investment income	$(0.342)	$(0.714)	$(0.903)	$(1.009)	$(0.999)	$(0.954)
Total distributions to common shareholders	$(0.342)	$(0.714)	$(0.903)	$(1.009)	$(0.999)	$(0.954)
Net asset value — End of period (Common shares)	$15.250	$15.690	$14.910	$15.040	$15.070	$14.150
Market value — End of period (Common shares)	$14.850	$14.610	$14.170	$16.750	$15.715	$14.730
Total Investment Return on Net Asset Value(3)	(0.55)%	10.50%	5.10%	6.71%	13.92%	7.49%
Total Investment Return on Market Value(3)	4.01%	8.27%	(10.31)%	13.96%	14.12%	15.59%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$43,140		$44,385	$42,193	$42,444	$42,304	$39,507
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.92	%(6)	1.92%	1.91%	1.91%	1.90%	1.96%
Interest and fee expense(5)	0.79	%(6)	0.74%	0.54%	0.29%	0.29%	0.46%
Total expenses	2.71	%(6)	2.66%	2.45%	2.20%	2.19%	2.42%
Expenses after custodian fee reduction excluding interest and fees	1.91	%(6)	1.92%	1.90%	1.90%	1.88%	1.87%
Net investment income	6.16	%(6)	6.31%	6.57%	7.23%	7.37%	7.84%
Portfolio Turnover	12%		16%	13%	12%	23%	8%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.25	%(6)	1.25%	1.24%	1.23%	1.21%	1.23%
Interest and fee expense(5)	0.52	%(6)	0.48%	0.35%	0.19%	0.19%	0.29%
Total expenses	1.77	%(6)	1.73%	1.59%	1.42%	1.40%	1.52%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(6)	1.24%	1.23%	1.22%	1.20%	1.17%
Net investment income	4.01	%(6)	4.08%	4.25%	4.64%	4.69%	4.91%
Senior Securities:
Total preferred shares outstanding	940		940	940	940	940	940
Asset coverage per preferred share(7)	$70,899		$72,223	$69,888	$70,153	$70,007	$67,032
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2007	Year Ended November 30,
	(Unaudited)(1)	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period (Common shares)	$15.510	$14.870	$14.890	$15.210	$14.260	$14.160
Income (loss) from operations
Net investment income	$0.477	$0.983	$1.008	$1.076	$1.089	$1.059
Net realized and unrealized gain (loss)	(0.246)	0.664	0.103	(0.301)	0.884	0.039
Distributions to preferred shareholders From net investment income	(0.149)	(0.274)	(0.181)	(0.092)	(0.080)	(0.111)
Total income from operations	$0.082	$1.373	$0.930	$0.683	$1.893	$0.987
Less distributions to common shareholders
From net investment income	$(0.342)	$(0.733)	$(0.950)	$(1.003)	$(0.943)	$(0.887)
Total distributions to common shareholders	$(0.342)	$(0.733)	$(0.950)	$(1.003)	$(0.943)	$(0.887)
Net asset value — End of period (Common shares)	$15.250	$15.510	$14.870	$14.890	$15.210	$14.260
Market value — End of period (Common shares)	$14.500	$14.560	$14.660	$15.540	$15.980	$13.960
Total Investment Return on Net Asset Value(3)	0.64%	9.68%	6.27%	4.77%	13.73%	7.40%
Total Investment Return on Market Value(3)	1.94%	4.44%	0.39%	4.07%	22.05%	16.77%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2007		Year Ended November 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$41,311		$41,998	$40,233	$40,023	$40,670	$38,027
Ratios (As a percentage of average net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.94	%(6)	1.94%	1.97%	1.91%	1.92%	1.95%
Interest and fee expense(5)	0.79	%(6)	0.93%	0.44%	0.24%	0.19%	0.36%
Total expenses	2.73	%(6)	2.87%	2.41%	2.15%	2.11%	2.31%
Expenses after custodian fee reduction excluding interest and fees	1.93	%(6)	1.93%	1.95%	1.91%	1.92%	1.95%
Net investment income	6.22	%(6)	6.53%	6.69%	7.18%	7.35%	7.48%
Portfolio Turnover	11%		18%	28%	8%	6%	20%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common and preferred shares):(4)
Expenses excluding interest and fees	1.26	%(6)	1.25%	1.27%	1.23%	1.23%	1.22%
Interest and fee expense(5)	0.51	%(6)	0.60%	0.28%	0.15%	0.12%	0.22%
Total expenses	1.77	%(6)	1.85%	1.55%	1.38%	1.35%	1.44%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(6)	1.24%	1.26%	1.22%	1.23%	1.22%
Net investment income	4.04	%(6)	4.21%	4.30%	4.61%	4.69%	4.68%
Senior Securities:
Total preferred shares outstanding	900		900	900	900	900	900
Asset coverage per preferred share(7)	$70,908		$71,672	$69,708	$69,471	$70,193	$67,257
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state, as applicable. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts sell a fixed rate bond to a broker for cash. At the same time the Trusts buy a residual interest in the assets and cash flows of a special purpose vehicle (which is generally organized as a trust) (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed rate bond purchased from the Trust, (the Fixed Rate Bond). The SPV also issues floating-rate notes (Floating Rate Notes) which are sold to third-parties. The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Trust, thereby collapsing the SPV. Pursuant to FAS Statement No. 140, the Trusts account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Trusts' Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At May 31, 2007, the Trusts' Floating Rate Notes were as follows:

Trust	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
California	$7,520,000	3.75% – 3.79%	$12,379,171
Florida	$11,090,000	3.77% – 3.85%	$17,849,690
Massachusetts	$6,043,333	3.77% – 3.81%	$9,220,259
Michigan	$1,925,000	3.75% – 3.82%	$2,743,721
New Jersey	$16,650,000	3.78% – 4.16%	$27,607,837
New York	$21,470,000	3.75% – 3.83%	$37,163,626
Ohio	$7,830,000	3.78% – 3.82%	$14,151,693
Pennsylvania	$7,705,780	3.75% – 3.82%	$11,726,367

The Trusts' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Trusts' investment policies do not allow the Trusts to borrow money for purposes of making investments. Management believes that the Trusts'

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Trusts to which the restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Trusts' liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Trusts. Interest expense is recorded as incurred.

E  Federal Taxes — Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2006, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce each Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Trust	Amount	Expiration Date
California	$1,325,797	November 30, 2007

	2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida	95,167	November 30, 2007

	1,777,536	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

	114,338	November 30, 2013

Massachusetts	354,625	November 30, 2007

	1,739,252	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Trust	Amount	Expiration Date
Michigan	$338,634	November 30, 2007

	624,509	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

	224,050	November 30, 2013

New Jersey	1,033,585	November 30, 2007

	3,178,038	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

New York	743,081	November 30, 2007

	1,920,646	November 30, 2008

	70,059	November 30, 2009

Ohio	1,191,097	November 30, 2007

	643,577	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

	588,403	November 30, 2013

Pennsylvania	569,879	November 30, 2007

	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

	389,289	November 30, 2013

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Trusts may engage in when-issued and delayed delivery transactions. The Trusts record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — Each Trust may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes bi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

L  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

M  Indemnifications — Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

N  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

O  Statements of Cash Flows — The cash amount shown in the Statements of Cash Flows is the amount included in each Trust's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at May 31, 2007.

P  Interim Financial Statements — The interim financial statements relating to May 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Auction Preferred Shares (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Auction Preferred Shares issued and outstanding as of May 31, 2007 and dividend rate ranges for the six months ended May 31, 2007 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
California	2,360	2.90% – 3.85%
Florida	1,420	3.50% – 3.90%
Massachusetts	860	3.00% – 3.90%
Michigan	700	3.20% – 5.00%
New Jersey	1,520	2.50% – 3.75%
New York	1,780	2.90% – 3.80%
Ohio	940	3.20% – 3.90%
Pennsylvania	900	3.00% – 3.85%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the 1940 Act. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rates for Auction Preferred Shares on May 31, 2007 are listed below. For the six months ended May 31, 2007, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Trust	APS Dividend Rates as of May 31, 2007	Dividends Paid to Preferred Shareholders from net investment income for the six months ended May 31, 2007	Average APS Dividend Rates for the six months ended May 31, 2007
California	3.30%	$971,585	3.30%
Florida	3.80%	643,661	3.64%
Massachusetts	3.65%	356,701	3.33%
Michigan	3.60%	307,274	3.52%
New Jersey	3.70%	625,983	3.30%
New York	3.60%	752,780	3.39%
Ohio	3.75%	408,333	3.48%
Pennsylvania	3.75%	403,481	3.60%

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Average weekly gross assets as referred to herein exclude assets deemed held pursuant to FAS Statement No. 140 (see Note 1B). Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2007, the fee was equivalent to 0.70% (annualized) of each Trust's average weekly gross assets and amounted to $611,598,

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

$356,405, $226,005, $173,349, $390,121, $461,315, $234,913 and $224,017, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% (annualized) of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2007, the administration fee amounted to $174,742, $101,830, $64,572, $49,528, $111,463, $131,804, $67,118 and $64,005 for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

Certain officers and Trustees of each Trust are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended May 31, 2007 were as follows:

Trust	Purchases	Sales
California	$35,176,532	$41,412,355
Florida	9,905,111	8,092,749
Massachusetts	29,401,393	34,933,052
Michigan	8,666,679	10,981,603
New Jersey	25,971,431	24,389,233
New York	18,448,909	16,894,794
Ohio	9,121,392	10,410,680
Pennsylvania	7,746,059	7,948,678

There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2007.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2007, as determined on a federal income tax basis, were as follows:

California
Aggregate Cost	$163,277,737
Gross unrealized appreciation	$9,247,471
Gross unrealized depreciation	(374,559)
Net unrealized appreciation	$8,872,912
Florida
Aggregate Cost	$95,376,380
Gross unrealized appreciation	$5,208,034
Gross unrealized depreciation	(219,537)
Net unrealized appreciation	$4,988,497
Massachusetts
Aggregate Cost	$59,915,573
Gross unrealized appreciation	$3,123,521
Gross unrealized depreciation	(310,951)
Net unrealized appreciation	$2,812,570
Michigan
Aggregate Cost	$45,931,333
Gross unrealized appreciation	$2,430,184
Gross unrealized depreciation	(71,788)
Net unrealized appreciation	$2,358,396
New Jersey
Aggregate Cost	$106,140,580
Gross unrealized appreciation	$6,607,419
Gross unrealized depreciation	(158,035)
Net unrealized appreciation	$6,449,384
New York
Aggregate Cost	$124,831,745
Gross unrealized appreciation	$7,359,816
Gross unrealized depreciation	(481,946)
Net unrealized appreciation	$6,877,870
Ohio
Aggregate Cost	$61,315,313
Gross unrealized appreciation	$4,309,695
Gross unrealized depreciation	(153,068)
Net unrealized appreciation	$4,156,627

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pennsylvania
Aggregate Cost	$59,733,393
Gross unrealized appreciation	$3,841,895
Gross unrealized depreciation	(113,109)
Net unrealized appreciation	$3,728,786

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Massachusetts
	Six Months Ended May 31, 2007 (Unaudited)	Year Ended November 30, 2006
Shares issued pursuant to the Trust's dividend reinvestment plan	—	3,132
Net increase	—	3,132
	New Jersey
	Six Months Ended May 31, 2007 (Unaudited)	Year Ended November 30, 2006
Shares issued pursuant to the Trust's dividend reinvestment plan	—	2,349
Net increase	—	2,349
	Pennsylvania
	Six Months Ended May 31, 2007 (Unaudited)	Year Ended November 30, 2006
Shares issued pursuant to the Trust's dividend reinvestment plan	—	2,527
Net increase	—	2,527

California Trust, Florida Trust, Michigan Trust, New York Trust, and Ohio Trust did not have any transactions in common shares for the six months ended May 31, 2007 and the year ended November 30, 2006.

8  Financial Instruments

The Trusts regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2007 is as follows:

Futures Contracts

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation/ (Depreciation)
California	09/07	122 U.S. Treasury Bond	Short	$(13,312,824)	$(13,313,250)	$(426)
Florida	09/07	55 U.S. Treasury Bond	Short	$(6,001,682)	$(6,001,875)	$(193)
Massachusetts	09/07	44 U.S. Treasury Bond	Short	$(4,802,721)	$(4,801,500)	$1,221
Michigan	09/07	5 U.S. Treasury Note	Short	$(535,803)	$(531,875)	$3,928
New Jersey	09/07	73 U.S. Treasury Bond	Short	$(7,968,151)	$(7,966,125)	$2,026
New York	09/07	111 U.S. Treasury Bond	Short	$(12,110,128)	$(12,112,875)	$(2,747)
Ohio	09/07	10 U.S. Treasury Bond	Short	$(1,091,002)	$(1,091,250)	$(248)

At May 31, 2007, each Trust had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trusts make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements is as follows:

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Interest Rate Swaps

Trust	Effective Date*	Termination Date	Notional Amount	Net Unrealized Appreciation
California	8/7/07	8/7/37	$4,400,000	$82,355
Florida	8/7/07	8/7/37	$2,550,000	$47,728
Massachusetts	8/7/07	8/7/37	$1,600,000	$29,947
Michigan	8/7/07	8/7/37	$550,000	$10,295
New Jersey	8/7/07	8/7/37	$2,800,000	$52,408
New York	8/7/07	8/7/37	$3,300,000	$61,766
Ohio	8/7/07	8/7/37	$1,700,000	$31,819
Pennsylvania	8/7/07	8/7/37	$1,600,000	$29,947

At May 31, 2007, each Trust had entered into an interest rate swap agreement with Citibank, N.A. whereby the Trusts make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The summary of these agreements is as follows:

Interest Rate Swaps

Trust	Effective Date*	Termination Date	Notional Amount	Net Unrealized Appreciation
California	8/16/07	8/16/27	$4,400,000	$73,678
Florida	8/16/07	8/16/27	$2,550,000	$42,700
Massachusetts	8/16/07	8/16/27	$1,600,000	$26,792
Michigan	8/16/07	8/16/27	$450,000	$7,535
New Jersey	8/16/07	8/16/27	$2,800,000	$46,886
New York	8/16/07	8/16/27	$3,300,000	$55,259
Ohio	8/16/07	8/16/27	$1,700,000	$28,467
Pennsylvania	8/16/07	8/16/27	$1,600,000	$26,792

At May 31, 2007, certain Trusts had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Trusts make bi-annual payments at a fixed rate equal to 3.984% on the notional amount. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA

Municipal Swap Index on the same notional amounts. The summary of these agreements is as follows:

Interest Rate Swaps

Trust	Effective Date*	Termination Date	Notional Amount	Net Unrealized Appreciation
California	10/25/07	10/25/27	$7,000,000	$75,085
Florida	10/25/07	10/25/27	$4,100,000	$43,979
Massachusetts	10/25/07	10/25/27	$2,600,000	$27,889
New Jersey	10/25/07	10/25/27	$4,500,000	$48,269
New York	10/25/07	10/25/27	$5,300,000	$56,850
Ohio	10/25/07	10/25/27	$2,700,000	$28,961

At May 31, 2007, the Pennsylvania Trust had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of this agreement is as follows:

Interest Rate Swap

Trust	Effective Date*	Termination Date	Notional Amount	Net Unrealized Appreciation
Pennsylvania	1/23/08	1/23/38	$2,500,000	$73,844

At May 31, 2007, the Pennsylvania Trust had entered into an interest rate swap agreement with Lehman Brothers, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The summary of this agreement is as follows:

Interest Rate Swap

Trust	Effective Date*	Termination Date	Notional Amount	Net Unrealized Appreciation
Pennsylvania	10/23/07	10/23/37	$2,500,000	$89,270

*  Effective date represents the date on which the Trust and counterparty to the interest rate swap contract begin interest payment accruals.

Eaton Vance Municipal Income Trusts as of May 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At May 31, 2007, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

9  Overdraft Advances

Pursuant to the respective custodian agreements between the Trusts and IBT, IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by a Trust, the Trust is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's assets to the extent of any overdraft. At May 31, 2007, California Trust had a payment due to IBT pursuant to the foregoing arrangement of $936,697.

10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trusts' financial statement disclosures.

Eaton Vance Municipal Income Trusts as of May 31, 2007

OTHER MATTERS (Unaudited)

Annual Meeting of Shareholders

Each Trust held its Annual Meeting of Shareholders on March 23, 2007. The following action was taken by the shareholders of each Trust:

Item 1: The election of James B. Hawkes, Samuel L. Hayes, III and Ralph F. Verni as Class II Trustees of the Trust for a three-year term expiring in 2010. Mr. Hayes was elected solely by APS shareholders.

Trust	Nominee for Class II Trustee Elected by All Shareholders: James B. Hawkes	Nominee for Class II Trustee Elected by APS Shareholders: Samuel L. Hayes, III	Nominee for Class II Trustee Elected by All Shareholders: Ralph F. Verni
California
For	6,900,582	1,861	6,895,114
Withheld	66,777	0	72,245
Florida
For	3,993,543	1,398	3,993,378
Withheld	170,460	0	170,625
Massachusetts
For	2,514,094	847	2,512,744
Withheld	53,823	13	55,173
Michigan
For	2,053,388	683	2,053,388
Withheld	24,671	0	24,671
New Jersey
For	4,421,155	1,506	4,419,096
Withheld	46,594	14	48,653
New York
For	5,068,958	1,778	5,063,791
Withheld	43,050	0	48,217
Ohio
For	2,725,136	915	2,725,136
Withheld	42,141	21	42,141
Pennsylvania
For	2,594,034	899	2,604,592
Withheld	28,188	0	17,630

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
1-800-331-1710

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of May 31, 2007, our records indicate that there are 55, 35, 56, 25, 70, 51, 45 and 64 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 2,775, 1,751, 1,205, 1,178, 2,123, 2,411, 1,505 and 1,456 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Trust  CEV
Florida Trust  FEV
Massachusetts Trust  MMV
Michigan Trust  EMI
New Jersey Trust  EVJ
New York Trust  EVY
Ohio Trust  EVO
Pennsylvania Trust  EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipal Income Trust

•  Eaton Vance Florida Municipal Income Trust

•  Eaton Vance Massachusetts Municipal Income Trust

•  Eaton Vance Michigan Municipal Income Trust

•  Eaton Vance New Jersey Municipal Income Trust

•  Eaton Vance New York Municipal Income Trust

•  Eaton Vance Ohio Municipal Income Trust

•  Eaton Vance Pennsylvania Municipal Income Trust

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance Municipal Income Trusts

INVESTMENT MANAGEMENT

Eaton Vance Municipal Income Trusts

Officers
Cynthia J. Clemson
President of CEV, FEV, EMI,
EVY, EVO and EVP;
Vice President of MMV and
EVJ and Portfolio Manager
of CEV and FEV
Robert B. MacIntosh
President of MMV and EVJ,
Vice President of CEV, FEV,
EMI, EVY, EVO and EVP and
Portfolio Manager of
MMV and EVJ
William H. Ahern, Jr.
Vice President and
Portfolio Manager
of EMI and EVO
Craig R. Brandon
Vice President and Portfolio
Manager of EVY
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio
Manager of EVP
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

American Stock Exchange symbols

California Trust Florida Trust Massachusetts Trust Michigan Trust New Jersey Trust New York Trust Ohio Trust Pennsylvania Trust	CEV FEV MMV EMI EVJ EVY EVO EVP

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank & Trust Co.

225 Franklin Street
Boston, MA 02110

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-7/07  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 11, 2007

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 11, 2007